Goodwill and other intangible assets - Allocation of Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Disclosure of intangible assets material to entity [line items]
Opening balance	$ 763,388	[1]	$ 779,896		$ 656,256
Additions through business combinations			119,035		156,817
Impairment			(121,596)
Effects of movements in exchange rates and other movements	(144,090)		(13,947)		(33,177)
Closing balance	619,298		763,388	[1]	779,896
IHS Nigeria
Disclosure of intangible assets material to entity [line items]
Opening balance	299,457
Effects of movements in exchange rates and other movements	(147,730)
Closing balance	151,727		299,457
IHS Nigeria Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	$ 56,336		59,768		63,374
Effects of movements in exchange rates and other movements			(3,432)		(3,606)
Closing balance			56,336		59,768
Number of cash-generating units consolidated into one	3
INT Towers Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	$ 202,459		214,775		227,715
Effects of movements in exchange rates and other movements			(12,316)		(12,940)
Closing balance			202,459		214,775
IHS Towers NG Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	40,662		43,138		45,741
Effects of movements in exchange rates and other movements			(2,476)		(2,603)
Closing balance			40,662		43,138
IHS Cameroon S.A.
Disclosure of intangible assets material to entity [line items]
Opening balance	41,741		44,388		48,170
Effects of movements in exchange rates and other movements	1,547		(2,647)		(3,782)
Closing balance	43,288		41,741		44,388
IHS Cote d Ivoire S.A.
Disclosure of intangible assets material to entity [line items]
Opening balance	20,701		22,012		23,888
Effects of movements in exchange rates and other movements	767		(1,311)		(1,876)
Closing balance	21,468		20,701		22,012
IHS Zambia Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	46,718		50,709		39,907
Effects of movements in exchange rates and other movements	(13,901)		(3,991)		10,802
Closing balance	32,817		46,718		50,709
IHS Rwanda Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	11,186		11,867		12,319
Effects of movements in exchange rates and other movements	(1,682)		(681)		(452)
Closing balance	9,504		11,186		11,867
IHS Kuwait Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	12,223		12,369		13,142
Effects of movements in exchange rates and other movements	(12)		(146)		(773)
Closing balance	12,211		12,223		12,369
IHS South Africa Proprietary Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	58,832
Additions through business combinations			64,394
Effects of movements in exchange rates and other movements	(4,418)		(5,562)
Closing balance	54,414		58,832
IHS Latam tower businesses
Disclosure of intangible assets material to entity [line items]
Opening balance	187,572		241,451		182,000
Additions through business combinations			54,641		75,034
Impairment			(121,596)
Effects of movements in exchange rates and other movements	14,957		13,076		(15,583)
Closing balance	202,529		187,572		241,451
I-Systems
Disclosure of intangible assets material to entity [line items]
Opening balance	84,958		79,419
Additions through business combinations					81,783
Effects of movements in exchange rates and other movements	6,382		5,539		(2,364)
Closing balance	$ 91,340		$ 84,958		$ 79,419

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.